Biological Assets and Inventory - Schedule of Biological Inventory (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about biological assets [line items]
Inventory	$ 8,416	$ 1,908
Dry cannabis [member]
Disclosure of detailed information about biological assets [line items]
Finished goods	6,145	1,502
Work-in-process	1,630
Inventory	7,775	1,502
Cannabis oils [member]
Disclosure of detailed information about biological assets [line items]
Finished goods	332
Raw materials	183	194
Supplies and consumables	$ 126	$ 212